Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share
14.	Net Loss per Share

Prior to the Merger and prior to effecting the recapitalization, the holders of Legacy Forge’s Class AA, Class EE-1 and Class EE-2 common stock were entitled to the same right to participate in the Company’s gains or losses. Therefore, net loss per share is presented as a single class of common stock. Earnings per share calculations for all periods prior to the Merger have been retrospectively restated to the equivalent number of shares reflecting the Exchange Ratio established in the reverse capitalization.

Subsequent to the Merger, the Company has one class of common stock. The diluted net loss per share attributable to common stockholders is calculated by giving effect to all potentially dilutive common stock equivalents during the period using the two-class method. The Company’s convertible notes, redeemable preferred stock, stock options, warrants, and early exercised stock options are considered to be potential common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders because the holders of these securities do not have a contractual right to share in the Company’s losses, and their effect would be antidilutive. Therefore, the net loss for the three months ended March 31, 2022 was attributed to common stockholders only.

The following table sets forth the computation of basic and diluted net (loss) income per share attributable to common stockholders for the periods presented:

	Three Months Ended March 31,
	2022	2021
Numerator:
Net (loss) income attributable to common stockholders, basic	$(64,424)	$938
Less: undistributed earnings attributable to participating securities	$—	$(938)
Net (loss) income attributable to common stockholders, diluted	$(64,424)	$—
Denominator:
Weighted-average number of shares used to compute net (loss) income per share attributable to common stockholders, basic	66,007,461	61,598,361
Dilutive effect of common share equivalents	—	54,714,474
Weighted-average number of shares used to compute net (loss) income per share attributable to common stockholders, diluted	66,007,461	116,312,835
Net (loss) income per share attributed to common stockholders:
Basic	$(0.98)	$0.00
Diluted	$(0.98)	$0.00

The following potentially dilutive shares were excluded in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Three Months Ended March 31,
	2022	2021
Outstanding options	14,960,963	17,176
Common stock and preferred stock warrants	3,774,437	3,774,437
Public and Private Placement Warrants issued upon Merger	25,853,271	—
Common stock subject to repurchase	3,018,878	—
Convertible notes	—	693,078
Total	47,607,549	4,484,691

14.Net Loss per Share

The holders of Class AA, Class EE-1 and Class EE-2 common stock are entitled to the same right to participate in the Company’s gains or losses. Therefore, net loss per share is presented as a single class of common stock. The computation of net loss per share is as follows:

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders, basic and diluted	$(18,499)	$(9,712)
Denominator:
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic and diluted.	17,386,008	11,946,614
Net loss per share attributable to common stockholders, basic and diluted	$(1.06)	$(0.81)

The following potentially dilutive shares were excluded in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Year Ended December 31
	2021	2020
Convertible notes	—	1,714,765
Convertible preferred stock	23,668,198	15,717,345
Outstanding stock options	5,031,310	3,209,063
Warrants to purchase common stock	74,895	74,895
Warrants to purchase convertible preferred stock	1,133,725	1,133,725
Common stock subject to repurchase	3,650,675	3,084,252
Total	33,558,803	24,934,045